Derivative Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Derivative Instruments
7.	DERIVATIVE INSTRUMENTS

During the year ended December 31, 2018, the Company purchased copper put option contracts for 30 million pounds of copper with maturity dates ranging from the third quarter of 2018 to the fourth quarter of 2018, at strike price of US$2.80 per pound, at a total cost of $1,063. The Company received cash proceeds of $855 upon expiry of these put options.

During the year ended December 31, 2017, the Company purchased copper put options for 75 million pounds of copper with maturity dates ranging from the second quarter of 2017 to the second quarter of 2018, at a total cost of $3,952. The remainder of these options expired in 2018 with no cash proceeds.

The following table outlines the (gains) losses associated with derivative instruments:

	Years ended December 31,
	2018	2017
Realized loss on copper put options	2,264	1,807
Unrealized (gain) loss on copper put options	(1,970)	1,970
Change in fair value of copper call option	-	6,305
	294	10,082

The copper call option was repurchased as part of a debt refinancing completed in June 2017 (see Note 17a), and is no longer outstanding.